Staff expenses - Summary of changes in share awards (Details) - Share awards	12 Months Ended
	Dec. 31, 2022 shares € / shares	Dec. 31, 2021 shares € / shares	Dec. 31, 2020 shares € / shares
Disclosure of terms and conditions of share-based payment arrangement [line items]
Options outstanding, Opening balance (in shares) | shares	3,674,672	3,878,219	3,857,048
Share awards granted (in shares) | shares	3,107,083	3,391,122	3,864,951
Share awards, Vested (in shares) | shares	(2,962,698)	(3,459,163)	(3,690,340)
Share awards, Forfeited (in shares) | shares	(119,502)	(135,506)	(153,440)
Options outstanding, Closing balance (in shares) | shares	3,699,555	3,674,672	3,878,219
Weighted average grant date fair value, Opening balance (in eur per share) | € / shares	€ 7.60	€ 7.25	€ 11.14
Weighted average grant date fair values, Granted (in eur per share) | € / shares	8.99	9.69	5.12
Weighted average grant date fair value, Vested (in eur per share) | € / shares	8.60	9.25	9.01
Weighted average grant date fair value, Forfeited (in eur per share) | € / shares	7.63	7.61	8.55
Weighted average grant date fair value, Closing balance (in eur per share) | € / shares	€ 7.97	€ 7.60	€ 7.25